Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Opening Balance	$ 2,833	$ 3,305
Additions, net of reversals	137	257
Use of provision	(634)	(263)
Revaluation of existing proceedings and interest charges	199	270
Others	(8)	8
Translation adjustment	363	(452)
Closing Balance	$ 2,890	$ 3,125